Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Beginning balance			$ 2,958
Ending balance	$ 2,794		2,794
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,794	$ 3,473	2,794	$ 3,473
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,403	3,028	2,403	3,028
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	391	445	391	445
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	106	101	105	152
Net remeasurement of loss allowance	(20)	38	(18)	(2)
Loan originations	10	7	15	13
Derecognitions and maturities	(4)	(4)	(7)	(10)
Total PCL	(14)	41	(10)	1
Write-offs	(3)	(3)	(4)	(6)
Recoveries of previous write-offs	2	4	3	4
Foreign exchange and other	(2)	(8)	(5)	(16)
Ending balance	89	135	89	135
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	546	687	576	707
Net remeasurement of loss allowance	(10)	(2)	(7)	35
Loan originations	20	24	36	43
Derecognitions and maturities	(16)	(16)	(33)	(37)
Model changes	(12)		(12)
Total PCL	(18)	6	(16)	41
Write-offs	(42)	(64)	(92)	(129)
Recoveries of previous write-offs	21	24	39	46
Foreign exchange and other	(3)	(10)	(3)	(22)
Ending balance	504	643	504	643
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	319	414	359	431
Transfer to Stage 3				(1)
Net remeasurement of loss allowance	19	31	19	70
Loan originations	12	10	25	17
Derecognitions and maturities	(6)	(10)	(14)	(18)
Model changes			(6)
Total PCL	25	31	24	69
Write-offs	(57)	(74)	(114)	(142)
Recoveries of previous write-offs	20	27	40	47
Foreign exchange and other	(6)	(8)	(8)	(15)
Ending balance	301	390	301	390
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,821	2,476	1,918	2,524
Net remeasurement of loss allowance	(58)	20	(171)	147
Loan originations	174	67	292	145
Derecognitions and maturities	(64)	(83)	(164)	(159)
Model changes		(24)	(5)	(24)
Total PCL	52	(20)	(48)	109
Write-offs	(29)	(73)	(56)	(184)
Recoveries of previous write-offs	11	14	18	27
Foreign exchange and other	45	(92)	68	(171)
Ending balance	1,900	2,305	1,900	2,305
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	977	996	977	996
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	765	790	765	790
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	212	206	212	206
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	49	33	46	51
Transfer to Stage 1	9	9	20	34
Transfer to Stage 2	(1)	(1)	(2)	(2)
Net remeasurement of loss allowance	(27)	12	(38)	(33)
Loan originations	10	7	15	13
Derecognitions and maturities	(2)	(1)	(3)	(3)
Total PCL	(11)	26	(8)	9
Foreign exchange and other	(1)	1	(1)
Ending balance	37	60	37	60
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	131	150	128	148
Transfer to Stage 1	71	52	129	117
Transfer to Stage 2	(13)	(9)	(22)	(16)
Transfer to Stage 3	(1)	(2)	(2)	(3)
Net remeasurement of loss allowance	(85)	(68)	(140)	(133)
Loan originations	20	24	36	43
Derecognitions and maturities	(6)	(6)	(12)	(13)
Model changes	(11)		(11)
Total PCL	(25)	(9)	(22)	(5)
Foreign exchange and other				(2)
Ending balance	106	141	106	141
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	113	112	114	110
Transfer to Stage 1	34	41	85	99
Transfer to Stage 2	(7)	(9)	(17)	(15)
Transfer to Stage 3	(1)	(1)	(1)
Net remeasurement of loss allowance	(50)	(45)	(107)	(100)
Loan originations	12	10	25	17
Derecognitions and maturities	(1)	(2)	(3)	(3)
Model changes			2
Total PCL	(13)	(6)	(16)	(3)
Foreign exchange and other	(2)			(1)
Ending balance	98	106	98	106
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	700	791	662	658
Transfer to Stage 1	74	92	167	271
Transfer to Stage 2	(40)	(47)	(56)	(63)
Transfer to Stage 3		(1)		(2)
Net remeasurement of loss allowance	(176)	(143)	(305)	(215)
Loan originations	174	67	292	145
Derecognitions and maturities	(32)	(38)	(73)	(66)
Model changes		(5)	1	(5)
Total PCL		(75)	26	65
Foreign exchange and other	36	(27)	48	(34)
Ending balance	736	689	736	689
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,297	1,813	1,297	1,813
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,130	1,597	1,130	1,597
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	167	216	167	216
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	40	42	40	75
Transfer to Stage 1	(9)	(8)	(19)	(26)
Transfer to Stage 2	3	2	6	17
Transfer to Stage 3	(2)	(2)	(4)	(9)
Net remeasurement of loss allowance	6	24	16	5
Derecognitions and maturities	(2)	(3)	(4)	(7)
Total PCL	(4)	13	(5)	(20)
Foreign exchange and other		(2)	1	(2)
Ending balance	36	53	36	53
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	324	440	357	454
Transfer to Stage 1	(68)	(50)	(124)	(112)
Transfer to Stage 2	20	18	35	34
Transfer to Stage 3	(20)	(30)	(43)	(52)
Net remeasurement of loss allowance	60	38	100	109
Derecognitions and maturities	(10)	(10)	(21)	(24)
Model changes	(1)		(1)
Total PCL	(19)	(34)	(54)	(45)
Foreign exchange and other	1	(5)	3	(8)
Ending balance	306	401	306	401
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	206	302	245	321
Transfer to Stage 1	(34)	(41)	(85)	(99)
Transfer to Stage 2	7	9	17	15
Transfer to Stage 3	(27)	(47)	(56)	(87)
Net remeasurement of loss allowance	55	70	100	150
Derecognitions and maturities	(5)	(8)	(11)	(15)
Model changes			(8)
Total PCL	(4)	(17)	(43)	(36)
Foreign exchange and other	1	(1)	1	(1)
Ending balance	203	284	203	284
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	735	1,102	855	1,258
Transfer to Stage 1	(72)	(89)	(137)	(267)
Transfer to Stage 2	45	57	102	75
Transfer to Stage 3	(24)	(13)	(32)	(66)
Net remeasurement of loss allowance	84	114	30	255
Derecognitions and maturities	(32)	(45)	(91)	(93)
Model changes		(19)	(6)	(19)
Total PCL	1	5	(134)	(115)
Foreign exchange and other	16	(32)	31	(68)
Ending balance	752	1,075	752	1,075
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	520	664	520	664
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	508	641	508	641
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	12	23	12	23
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	17	26	19	26
Transfer to Stage 1		(1)	(1)	(8)
Transfer to Stage 2	(2)	(1)	(4)	(15)
Transfer to Stage 3	2	2	4	9
Net remeasurement of loss allowance	1	2	4	26
Total PCL	1	2	3	12
Write-offs	(3)	(3)	(4)	(6)
Recoveries of previous write-offs	2	4	3	4
Foreign exchange and other	(1)	(7)	(5)	(14)
Ending balance	16	22	16	22
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	91	97	91	105
Transfer to Stage 1	(3)	(2)	(5)	(5)
Transfer to Stage 2	(7)	(9)	(13)	(18)
Transfer to Stage 3	21	32	45	55
Net remeasurement of loss allowance	15	28	33	59
Total PCL	26	49	60	91
Write-offs	(42)	(64)	(92)	(129)
Recoveries of previous write-offs	21	24	39	46
Foreign exchange and other	(4)	(5)	(6)	(12)
Ending balance	92	101	92	101
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	28	48	57	88
Net remeasurement of loss allowance	14	6	26	20
Total PCL	42	54	83	108
Write-offs	(57)	(74)	(114)	(142)
Recoveries of previous write-offs	20	27	40	47
Foreign exchange and other	(5)	(7)	(9)	(13)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	386	583	401	608
Transfer to Stage 1	(2)	(3)	(30)	(4)
Transfer to Stage 2	(5)	(10)	(46)	(12)
Transfer to Stage 3	24	14	32	68
Net remeasurement of loss allowance	34	49	104	107
Total PCL	51	50	60	159
Write-offs	(29)	(73)	(56)	(184)
Recoveries of previous write-offs	11	14	18	27
Foreign exchange and other	(7)	(33)	(11)	(69)
Ending balance	$ 412	$ 541	$ 412	$ 541